Financial Derivative Contracts and Hedge Accounting	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Financial Derivative Contracts and Hedge Accounting

Note 8 – Financial Derivative Contracts and Hedge Accounting

a)	Total derivative contracts portfolio

The Bank and subsidiaries use the following derivative financial instruments for hedge accounting and trading purposes, which, in order to capture the credit risk in the valuation, are adjusted to reflect the CVA (Credit Value Adjustment) and DVA (Debit Value Adjustment). The detail of these instruments is presented below:

	As of December 31, 2022		As of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Financial derivatives contracts held for trading	3,617,792	3,426,141	2,897,803	2,757,342
Financial derivatives contracts held for hedge accounting	138,548	218,733	83,123	168,245
Totals	3,756,340	3,644,874	2,980,926	2,925,587

a) Financial derivatives contracts held for trading

a.1) Assets

	As of December 31, 2022
	Notional
			Over	Over
			1 month	3 months	Between	Over
	On	Up to	less than	up to	1 and	3 up to	More than
	demand	1 month	3 months	1 year	3 years	5 years	5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forwards	—	5,884,782	2,088,158	2,585,223	992,045	151,944	143,162	11,845,314	435,849
Currency swaps	—	356,267	794,627	1,785,480	3,610,306	2,388,987	4,686,177	13,621,844	1,293,810
Interest rate swaps	—	435,714	2,008,610	6,526,529	7,490,539	4,922,886	10,734,630	32,118,908	1,887,481
Call currency options	—	2,268	4,543	24,054	3,727	—	—	34,592	652
Put currency options	—	—	—	—	—	—	—	—	—
Totals	—	6,679,031	4,895,938	10,921,286	12,096,617	7,463,817	15,563,969	57,620,658	3,617,792

	As of December 31, 2021
	Notional
			Over	Over
			1 month	3 months	Between	Over
	On	Up to	less than	up to	1 and	3 up to	More than
	demand	1 month	3 months	1 year	3 years	5 years	5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forwards	—	3,106,279	1,840,300	1,360,787	365,932	181,959	188,738	7,043,995	329,284
Currency swaps	—	135,709	277,106	1,042,432	2,924,714	2,248,282	2,985,367	9,613,610	1,037,007
Interest rate swaps	—	773,389	1,392,193	3,776,929	8,562,223	6,796,931	9,716,515	31,018,180	1,530,863
Call currency options	—	3,607	12,241	20,467	—	—	—	36,315	649
Put currency options	—	—	—	—	—	—	—	—	—
Totals	—	4,018,984	3,521,840	6,200,615	11,852,869	9,227,172	12,890,620	47,712,100	2,897,803

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

a.2) Liabilities

	As of December 31, 2022
	Notional
			Over	Over
			1 month	3 months	Between	Over
	On	Up to	less than	up to	1 and	3 up to	More than
	demand	1 month	3 months	1 year	3 years	5 years	5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forwards	—	5,710,749	1,744,537	2,288,184	721,546	93,572	134,330	10,692,918	420,494
Currency swaps	—	204,361	476,390	1,631,868	4,005,297	2,522,025	4,270,505	13,110,446	1,193,307
Interest rate swaps	—	474,463	2,304,905	4,888,564	6,806,786	4,705,049	10,392,078	29,571,845	1,811,426
Call currency options	—	—	13,200	—	—	—	—	13,200	404
Put currency options	—	3,953	7,675	16,443	—	—	—	28,071	510
Totals	—	6,393,526	4,546,707	8,825,059	11,533,629	7,320,646	14,796,913	53,416,480	3,426,141

	As of December 31, 2021
	Notional
			Over	Over
			1 month	3 months	Between	Over
	On	Up to	less than	up to	1 and	3 up to	More than
	demand	1 month	3 months	1 year	3 years	5 years	5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forwards	—	2,293,451	1,900,241	1,607,617	585,716	84,120	208,116	6,679,261	280,574
Currency swaps	—	34,012	364,081	859,740	2,423,081	2,524,421	2,562,705	8,768,040	931,445
Interest rate swaps	—	456,447	1,733,475	3,875,370	8,275,215	7,384,935	9,863,248	31,588,690	1,544,949
Call currency options	—	3,200	2,939	4,021	—	—	—	10,160	343
Put currency options	—	1,317	2,077	4,414	—	—	—	7,808	31
Totals	—	2,788,427	4,002,813	6,351,162	11,284,012	9,993,476	12,634,069	47,053,959	2,757,342

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

b) Financial derivatives contracts held for hedge accounting

b.1) Portfolio detail

As of December 31, 2022 and 2021, the portfolio of financial derivative instruments held for hedge accounting and trading purposes is as follows:

	As of December 31, 2022
	Notional								Fair value
			Over	Over
			1 month	3 months	Between	Over
	On	Up to	less than	up to	1 and	3 up to	More than
	demand	1 month	3 months	1 year	3 years	5 years	5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting
Fair value hedge
Currency forwards	—	—	—	—	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—	—	—	—	—
Interest rate swaps	—	28,597	35,316	360,903	567,411	593,036	1,462,231	3,047,494	41,517	104,109
Subtotals	—	28,597	35,316	360,903	567,411	593,036	1,462,231	3,047,494	41,517	104,109
Cash flow hedge
Currency forwards	—	—	867,596	787,914	—	—	—	1,655,510	23,764	107,423
Currency swaps	—	—	—	58,643	—	—	48,557	107,200	8,865	421
Interest rate swaps	—	—	—	528,099	541,700	200,250	—	1,270,049	35,754	4,252
Subtotals	—	—	867,596	1,374,656	541,700	200,250	48,557	3,032,759	68,383	112,096
Hedge of net investment in a foreign operation
Currency forwards	—	135,908	124,929	32,927	—	—	—	293,764	28,648	2,528
Subtotals	—	135,908	124,929	32,927	—	—	—	293,764	28,648	2,528
Totals	—	164,505	1,027,841	1,768,486	1,109,111	793,286	1,510,788	6,374,017	138,548	218,733

	As of December 31, 2021
	Notional								Fair value
			Over	Over
			1 month	3 months	Between	Over
	On	Up to	less than	up to	1 and	3 up to	More than
	demand	1 month	3 months	1 year	3 years	5 years	5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting
Fair value hedge
Currency forwards	—	—	—	—	—	—	—	—	—	—
Currency swaps	—	—	—	87,910	—	—	—	87,910	21,415	—
Interest rate swaps	—	19,979	—	265,591	356,312	501,158	1,110,657	2,253,697	5,605	57,554
Subtotals	—	19,979	—	353,501	356,312	501,158	1,110,657	2,341,607	27,020	57,554
Cash flow hedge
Currency forwards	—	598,478	1,201,559	601,337	691,116	—	—	3,092,490	52,833	90,431
Currency swaps	—	—	—	—	20,931	—	—	20,931	—	151
Interest rate swaps	—	12,000	3,000	5,000	532,685	—	—	552,685	3,181	65
Subtotals	—	610,478	1,204,559	606,337	1,244,732	—	—	3,666,106	56,014	90,647
Hedge of net investment in a foreign operation
Currency forwards	—	59,541	95,463	46,146	—	—	—	201,150	89	20,044
Subtotal	—	59,541	95,463	46,146	—	—	—	201,150	89	20,044
Totals	—	689,998	1,300,022	1,005,984	1,601,044	501,158	1,110,657	6,208,863	83,123	168,245

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

b.2) Fair value hedges

The Bank uses interest rate derivatives to manage its structural risk by minimizing accounting asymmetries in the Statement of Financial Position. Through different hedging strategies, it redenominates an element originally at a fixed rate to a floating rate, thus decreasing the financial duration and consequently risk, aligning the balance sheet structure with expected movements in the yield curve.

The following table presents the hedged items and the hedging instrument at fair value as of December 31, 2022 and 2021, detailed by maturity:

	As of December 31, 2022
	Notional

	On	Up to	Over 1 month	Over 3 months	Over between	Over 3 up to	More than	Total
	demand		less than	up to	1 and
		1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Commercial and mortgage loans	—	3,591	6,600	83,194	143,247	73,050	154,840	464,522
Mortgage loans (1)	—	—	—	—	—	—	—	—
Time deposits and other time liabilities
Time deposits	—	25,006	28,716	119,660	154,633	10,108	—	338,123
Financial instruments at FVTOCI
Treasury bonds	—	—	—	58,049	224,464	78,013	110,107	470,633
Interbank borrowings
Interbank loans	—	—	—	—	—	—	—	—
Debt instruments issued
Senior bonds	—	—	—	100,000	45,067	431,865	1,197,284	1,774,216
Totals	—	28,597	35,316	360,903	567,411	593,036	1,462,231	3,047,494
Hedging instruments
Currency swaps	—	—	—	—	—	—	—	—
Currency forwards	—	—	—	—	—	—	—	—
Interest rate swaps	—	28,597	35,316	360,903	567,411	593,036	1,462,231	3,047,494
Totals	—	28,597	35,316	360,903	567,411	593,036	1,462,231	3,047,494

	As of December 31, 2021
	Notional

	On	Up to	Over 1 month	Over 3 months	Over between	Over 3 up to	More than	Total
	demand		less than	up to	1 and
		1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Mortgage loans (1)	—	—	—	189,282	69,215	4,271	227,218	489,986
Time deposits and other time liabilities
Time deposits	—	19,979	—	6,309	85,802	5,279	—	117,369
Financial instruments at FVTPL
Treasury bonds	—	—	—	—	77,295	104,211	99,348	280,854
Interbank borrowings
Interbank loans	—	—	—	87,910	—	—	—	87,910
Debt instruments issued
Senior bonds	—	—	—	70,000	124,000	387,397	784,091	1,365,488
Totals	—	19,979	—	353,501	356,312	501,158	1,110,657	2,341,607
Hedging instruments
Currency swaps	—	—	—	87,910	—	—	—	87,910
Interest rate swaps	—	19,979	—	265,591	356,312	501,158	1,110,657	2,253,697
Totals	—	19,979	—	353,501	356,312	501,158	1,110,657	2,341,607
(1)	Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to be produced:

Forecasted cash flows by interest rate risk:

	As of December 31, 2022
	Notional
			Over 1 month	Over 3 months	Over between
	On	Up to	less than	up to	1 and	Over 3 up to	More than	Total
	demand	1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (1)	—	1,332	4,042	14,527	169,279	32,793	37,173	259,146
Outflows	—	(26,708)	(33,237)	(138,613)	(203,524)	(49,755)	(71,219)	(523,056)
Net Flows	—	(25,376)	(29,195)	(124,086)	(34,245)	(16,962)	(34,046)	(263,910)
Hedging instruments (2)
Outflows	—	(1,332)	(4,042)	(14,527)	(169,279)	(32,793)	(37,173)	(259,146)
Inflows	—	26,708	33,237	138,613	203,524	49,755	71,219	523,056
Net flows	—	25,376	29,195	124,086	34,245	16,962	34,046	263,910

	As of December 31, 2021
	Notional
			Over 1 month	Over 3 months	Over between
	On	Up to	less than	up to	1 and	Over 3 up to	More than	Total
	demand	1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (1)	—	1,169	1,019	9,989	21,226	17,109	3,581	54,093
Outflows	—	(21,015)	(3,249)	(108,969)	(117,941)	(32,119)	(35,254)	(318,547)
Net flows	—	(19,846)	(2,230)	(98,980)	(96,715)	(15,010)	(31,673)	(264,454)
Hedging instruments (2)
Outflows	—	(1,169)	(1,019)	(9,989)	(21,226)	(17,109)	(3,581)	(54,093)
Inflows	—	21,015	3,249	108,969	117,941	32,119	35,254	318,547
Net flows	—	19,846	2,230	98,980	96,715	15,010	31,673	264,454

(1)    Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

(2)   Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

b.3) Cash flow hedges:

Cash flow hedge is used by the Bank mainly to:

●

Reduce the volatility of cash flows in items in the Statement of Financial position that are indexed to inflation through the use of inflation forwards and combinations of swaps in pesos and indexed units.

●

Set the rate of a portion of the pool of short-term liabilities in pesos, thus reducing the risk of an important part of the Bank’s cost of funding, although still maintaining the liquidity risk of the pool. This is achieved by setting the cash flows of the hedged items equal to those of the derivative instruments, modifying uncertain cash flows for certain cash flows.

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

●	It also sets the rate of funding sources at a floating rate, decreasing the risk that its funding costs increase.

The following table presents the notional values of the hedged item as of December 31, 2022 and 2021:

	As of December 31, 2022
	Notional

			Over 1 month	Over 3 months	Over between
	On	Up to	less than	up to	1 and	Over 3 up to	More than	Total
	demand	1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	—	—	847,930	435,376	—	—	—	1,283,306
Commercial loans (interest rate)	—	—	—	—	447,200	90,000	—	537,200
Time deposits and other deposits
Time deposits	—	—	—	504,484	94,500	110,250	—	709,234
Debt instruments issued
Senior bonds	—	—	—	23,615	—	—	48,557	72,172
Interbank borrowings
Interbank loans	—	—	14,896	400,543	—	—	—	415,439
Forecast transaction
Payment in USD	—	—	4,770	10,638	—	—	—	15,408
Totals	—	—	867,596	1,374,656	541,700	200,250	48,557	3,032,759
Hedging instruments
Currency forwards	—	—	867,596	787,914	—	—	—	1,655,510
Currency swaps	—	—	—	58,643	—	—	48,557	107,200
Interest rate swaps	—	—	—	528,099	541,700	200,250	—	1,270,049
Totals	—	—	867,596	1,374,656	541,700	200,250	48,557	3,032,759

	As of December 31, 2021
	Notional

			Over 1 month	Over 3 months	Over between
	On	Up to	less than	up to	1 and	Over 3 up to	More than	Total
	demand	1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	—	337,810	898,760	309,917	691,116	—	—	2,237,603
Commercial loans (interest rate)	—	12,000	3,000	5,000	—	—	—	20,000
Time deposits and other deposits
Time deposits	—	—	—	—	504,484	—	—	504,484
Debt instruments issued
Senior bonds	—	—	—	—	28,201	—	—	28,201
Interbank borrowings
Interbank loans	—	7,444	29,824	291,420	20,931	—	—	349,619
Forecast transaction
Payment in USD	—	253,224	272,975	—	—	—	—	526,199
Totals	—	610,478	1,204,559	606,337	1,244,732	—	—	3,666,106
Hedging instruments
Currency forwards	—	598,478	1,201,559	601,337	691,116	—	—	3,092,490
Currency swaps	—	—	—	—	20,931	—	—	20,931
Interest rate swaps	—	12,000	3,000	5,000	532,685	—	—	552,685
Totals	—	610,478	1,204,559	606,337	1,244,732	—	—	3,666,106

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to occur.

	As of December 31, 2022
	Notional
			Over 1 month	Over 3 months	Over between
	On	Up to	less than	up to	1 and	Over 3 up to	More than	Total
	demand	1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	—	1,881	46,623	70,074	63,596	12,534	—	194,708
Outflows	—	—	(19,666)	(485,097)	(25,635)	(6,722)	(48,557)	(585,677)
Net Flows	—	1,881	26,957	(415,023)	37,961	5,812	(48,557)	(390,969)
Hedging instruments (1)
Outflows	—	(1,881)	(46,623)	(70,074)	(63,596)	(12,534)	—	(194,708)
Inflows	—	—	19,666	485,097	25,635	6,722	48,557	585,677
Net flows	—	(1,881)	(26,957)	415,023	(37,961)	(5,812)	48,557	390,969

	As of December 31, 2021
	Notional
			Over 1 month	Over 3 months	Over between
	On	Up to	less than	up to	1 and	Over 3 up to	More than	Total
	demand	1 month	3 months	1 year	3 years	5 years	5 years
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	—	7,593	25,692	15,635	43,418	—	—	92,338
Outflows	—	(8,685)	(32,917)	(291,420)	(92,726)	—	—	(425,748)
Net Flows	—	(1,092)	(7,225)	(275,785)	(49,308)	—	—	(333,410)
Hedging instruments (1)
Outflows	—	(7,593)	(25,692)	(15,635)	(43,418)	—	—	(92,338)
Inflows	—	8,685	32,917	291,420	92,726	—	—	425,748
Net flows	—	1,092	7,225	275,785	49,308	—	—	333,410
(1)	Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

The effective portion generated by cash flow derivatives is recorded in the Statement of Changes in Equity as of December 31, 2022 and 2021. The ineffective portion is recognized immediately in the Consolidated Statement of Income (Loss). This ineffectiveness is generated because both the hedged item and the hedged object do not mirror each other, which means that changes in value attributable to rate and reset components are not fully offset, but remain within the effectiveness range defined by the standard.

	As of December 31,
	2022		2021
	Effective	Ineffective	Effective	Ineffective
	portion	portion	portion	portion
	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	2,676	—	(19,337)	—
Commercial loans (interest rate)	(925)	(2)	(67)	119
Time deposits and other time liabilities
Time deposits	15,455	—	2,953	7
Debt instruments issued
Senior bonds	(852)	—	(197)	—
Interbank borrowings
Interbank loans	(869)	—	19,636	(111)
Forecast transaction
Payment in USD	802	—	89,644	—
Totals	16,287	(2)	92,632	15

The income generated by cash flow hedge derivatives whose effect were recorded on Other Comprehensive Income (Loss), is as follow:

	For the year ended December 31,
	2022	2021
	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	(22,013)	18,810
Commercial loans (interest rate)	859	1,721
Time deposits and other time liabilities
Time deposits (1)	(13,772)	(1,683)
Debt instruments issued
Senior bonds	2,085	—
Interbank borrowings
Interbank loans	(2,329)	—
Forecast Transaction
Payment in USD	60,923	(88,762)
Totals	25,753	(69,914)

(1)    Includes the effects of the discontinuing cash flow hedge strategy on time deposits.

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

b.4) Hedge of net investment in foreign operations:

Banco Itaú Chile, the parent company whose functional currency is the Chilean peso, has foreign business investments consisting of a branch in New York and subsidiaries in Colombia. As a result of the proper accounting treatment for these investments, fluctuations in the value of the investments as a result of changes in the Chilean peso-Colombian peso exchange rate alter the parent company’s equity. The objective of these hedges is to safeguard the value of equity by managing exchange rate risk affecting the investments.

Hedges of a net investment in a foreign operation, including hedges of monetary items that are accounted for as part of a net investment, are recorded to cash flow hedges, where:

●

The portion of the gain or loss from the hedge instrument that is determined to be an effective hedge is recognized in equity. As of December 31, 2022, this was a credit of MCh$25,747 (debit of MCh$63,339 net of deferred taxes as of December 31, 2021).

Note 8 – Financial Derivative Contracts and Hedge Accounting, continued

Each hedge is detailed in the table below:

Hedge of net investment

	As of December 31, 2022

	Notional
			Over 1 month	Over 3 months	Over between				Effective
	On demand	Up to	less than	up to	1 and	Over 3 up to	More than	Total	portion for the	Ineffective
		1 month	3 months	1 year	3 years	5 years	5 years		year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in Itaú Colombia	—	—	—	—	—	—	75,545	75,545	(2,694)	—
Net investment in New York Branch	—	109,110	109,422	—	—	—	—	218,532	(39,023)	—
Total	—	109,110	109,422	—	—	—	75,545	294,077	(41,717)	—
Hedging instrument
Currency Forwards	—	135,908	124,929	32,927	—	—	—	293,764	(40,500)	—
Total	—	135,908	124,929	32,927	—	—	—	293,764	(40,500)	—

	As of December 31, 2021

	Notional
			Over 1 month	Over 3 months	Over between				Effective
	On demand	Up to	less than	up to	1 and	Over 3 up to	More than	Total	portion for the	Ineffective
		1 month	3 months	1 year	3 years	5 years	5 years		year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in New York Branch	—	59,541	95,463	46,146	—	—	—	201,150	(38,014)	—
Total	—	59,541	95,463	46,146	—	—	—	201,150	(38,014)	—
Hedging instrument
Foreign currency forwards	—	59,541	95,463	46,146	—	—	—	201,150	(38,014)	—
Total	—	59,541	95,463	46,146	—	—	—	201,150	(38,014)	—